Unaudited consolidated statements of stockholders' equity - USD ($)	Total	Including Exercise Of Warrants [Member]	Common Stock [Member]	Common Stock [Member] Including Exercise Of Warrants [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Including Exercise Of Warrants [Member]	Retained Earnings [Member]	Former Parent Company [Member]
Beginning balance at Dec. 31, 2020	$ 134,061,923		$ 0		$ 0	$ 0		$ 0	$ 134,061,923
Beginning balance, Shares at Dec. 31, 2020			0		0
Net decrease in former Parent Company investment	(6,333,468)								(6,333,468)
Net (loss)/income	(1,228,724)								(1,228,724)
Ending balance at Jun. 30, 2021	126,499,731		$ 0		$ 0	0		0	126,499,731
Ending balance, Shares at Jun. 30, 2021			0		0
Beginning balance at Dec. 31, 2021	96,745,843		$ 47,753		$ 7,959	97,161,688		(471,557)	0
Beginning balance, Shares at Dec. 31, 2021			4,775,272		795,878
Issuance of common stock (including the exercise of warrants) net of issuance costs		$ 156,804,571		$ 1,854,787			$ 154,949,784
Issuance of common stock (including the exercise of warrants) net of issuance costs, Shares				185,478,762
Net (loss)/income	304,101							304,101
Dividends declared on preferred shares	(870,492)					(870,492)
Ending balance at Jun. 30, 2022	$ 252,984,023		$ 1,902,540		$ 7,959	$ 251,240,980		$ (167,456)	$ 0
Ending balance, Shares at Jun. 30, 2022			190,254,034		795,878